Acquisition of the Mineral Sands Business - Calculation of Amount of Net Sales and Earnings from Acquisition of Mineral Sands Business (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended													12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2013 Minerals Sands	Mar. 31, 2012 Minerals Sands	Mar. 31, 2013 Pigment	Mar. 31, 2012 Pigment	Mar. 31, 2013 Mineral Sands Business	Dec. 31, 2012 Mineral Sands Business	Mar. 31, 2013 Mineral Sands Business Minerals Sands	Dec. 31, 2012 Mineral Sands Business Minerals Sands	Mar. 31, 2013 Mineral Sands Business Pigment	Dec. 31, 2012 Mineral Sands Business Pigment	Mar. 31, 2013 Mineral Sands Business Elimination	Dec. 31, 2012 Mineral Sands Business Elimination
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
Net Sales	$ 108	$ 267	$ 470	$ 482	$ 487	$ 429	$ 434	$ 383	$ 465	$ 428	$ 298	$ 83	$ 288	$ 362	$ 134	$ 524	$ 241	$ 489		$ 64	$ (107)	$ (29)
Income (Loss) from Operations			$ (19)				$ 113				$ 96	$ 51	$ (68)	$ 109	$ 39	$ (30)	$ 74	$ 8	$ (17)	$ (36)	$ (18)	$ (2)